Summary of Restricted Stock Activity (Detail) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares of Restricted Stock
Shares of Restricted Stock, Beginning balance	878,897	1,260,913	1,534,163
Shares of Restricted Stock, Granted	226,212	269,774	271,532
Shares of Restricted Stock, Vested	(329,437)	(625,843)	(522,129)
Shares of Restricted Stock, Forfeited	(17,897)	(25,947)	(22,653)
Shares of Restricted Stock, Ending balance	757,775	878,897	1,260,913
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value Outstanding, Beginning	$ 24.92	$ 21.86	$ 18.85
Weighted Average Grant Date Fair Value, Granted	42.79	28.93	30.09
Weighted Average Grant Date Fair Value, Vested	23.72	20.53	17.27
Weighted Average Grant Date Fair Value, Forfeited	27.58	22.94	22.92
Weighted Average Grant Date Fair Value Outstanding, Ending	$ 30.73	$ 24.92	$ 21.86